Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Including Goodwill) [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Intangible assets
Cost	$37,332	$12,761
Accumulated amortization	(6,350)	(4,199)
Additions, at cost	36,556	25,620
Amortization current period	(5,566)	(2,329)
Intangible assets, net	$61,972	$31,853

Schedule of Amortization	Five succeeding years of amortization are as follows:
Year	Amortization	Net carrying value
2025	$3,733	$58,239
2026	3,733	54,506
2027	3,733	50,773
2028	3,733	47,040
2029	3,733	43,307